INCOME TAXES - SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal	$ 314,277	$ 391,705	$ 409,060
State	37,628	51,706	47,978
Foreign	(16,356)	(25,877)	(29,605)
Current provision for income taxes	335,549	417,534	427,433
Deferred:
Federal	19,204	(7,706)	(31,153)
State	7,573	(452)	(2,346)
Foreign	(8,195)	(29,939)	(5,038)
Deferred income tax provision	18,582	(38,097)	(38,537)
Total provision for income taxes	$ 354,131	$ 379,437	$ 388,896